Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Salaries and consulting fees	$ 875,058	$ 577,774	$ 425,412
Share-based compensation	70,040	60,929	33,083
Stock option expense	64,436	144,639
Total	$ 1,009,534	$ 783,342	$ 458,495